DISCLOSURE OF NOTES RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 1,988,815
Interest	39,794
Accretion	17,038
Impairment loss	(891,471)
Note receivable	$ 1,154,176
Note One [Member]
IfrsStatementLineItems [Line Items]
Start Date	Apr. 21, 2021	[1]
Maturity Date	Oct. 21, 2022	[1]
Interest Rate	0.00%	[1]
Principal	$ 180,597	[1]
Interest		[1]
Accretion	9,573	[1]
Impairment loss		[1]
Note receivable	$ 190,170	[1]
Note Two [Member]
IfrsStatementLineItems [Line Items]
Start Date	Jun. 01, 2021	[1]
Maturity Date	Jun. 01, 2023	[1]
Interest Rate	8.00%	[1]
Principal	$ 114,833	[1]
Interest	5,378	[1]
Accretion		[1]
Impairment loss	(120,211)	[1]
Note receivable		[1]
Note 3 [Member]
IfrsStatementLineItems [Line Items]
Start Date	Sep. 22, 2021	[1]
Maturity Date	Sep. 22, 2024	[1]
Interest Rate	5.00%	[1]
Principal	$ 943,385	[1]
Interest	13,156	[1]
Accretion	7,465	[1]
Impairment loss		[1]
Note receivable	$ 964,006	[1]
Note 4 [Member]
IfrsStatementLineItems [Line Items]
Start Date	Nov. 17, 2021
Maturity Date	Apr. 26, 2022	[1]
Interest Rate	8.00%
Principal	$ 750,000
Interest	21,260
Accretion
Impairment loss	(771,260)
Note receivable

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.